Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Current Assets:
Cash and cash equivalents	¥ 3,922,806	¥ 5,127,346
Short-term investments	1,078	1,098
Trade accounts receivable, net of allowance for doubtful accounts of ¥ 81,065 thousand and ¥84,715 thousand as of March 31, 2018 and 2019, respectively	2,584,550	2,549,128
Inventories	3,878	40,739
Prepaid expenses	268,200	248,361
Other current assets	86,694	121,229
Total Current Assets	6,867,206	8,087,901
Property and equipment—net	732,286	755,882
Capitalized computer software costs—net	1,120,792	802,935
Goodwill	2,100,446	2,010,554
Customer relationship–net	1,599,671	1,671,595
Other intangible assets—net	73,759	94,150
Investments in securities	872,115	848,715
Investments	221,980	212,480
Rental deposits	161,533	124,074
Deferred tax assets	58,339
Other assets	34,425	59,420
TOTAL ASSETS	13,842,552	14,667,706
Current Liabilities:
Trade accounts payable	468,726	418,630
Short-term bank borrowing	1,100,000	1,500,000
Current portion of long-term debt	2,194,592	977,270
Accrued income taxes	80,293	230,618
Retirement and severance benefits	14,696	8,012
Accrued expenses	716,430	754,715
Other current liabilities	245,762	388,115
Total Current Liabilities	4,820,499	4,277,360
Noncurrent Liabilities:
Long-term debt	3,361,049	5,107,395
Retirement and severance benefits	57,021	57,919
Deferred tax liabilities	81,205	106,253
Derivative liabilities	163,522	271,473
Other liabilities	341,429	358,791
Total Noncurrent Liabilities	4,004,226	5,901,831
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 38,029,862 shares and 38,123,862 shares at March 31, 2018 and 2019, respectively	2,866,533	2,816,126
Additional paid-in capital	2,521,537	2,482,021
Retained earnings (accumulated deficit)	(11,301)	(801,392)
Accumulated other comprehensive loss	(408,449)	(47,678)
Treasury stock, at cost—630 shares and 696 shares at March 31, 2018 and 2019, respectively	(90)	(26)
Total FRONTEO, Inc. shareholders’ equity	4,968,230	4,449,051
NONCONTROLLING INTERESTS	49,597	39,464
Total Equity	5,017,827	4,488,515
TOTAL LIABILITIES AND EQUITY	¥ 13,842,552	¥ 14,667,706